Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 14,142	$ 1,937	¥ 12,940	¥ 19,469
Deferred income tax (benefit) expense	(1,545)	(211)	(4,460)	(1,402)
Income tax expenses	¥ 12,597	$ 1,726	¥ 8,480	¥ 18,067